Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Inventories [Abstract]
Low value consumables	$ 40,837	$ 53,877
Merchandised goods	519,145	544,652
Consignment inventories		334,770
Provision for obsolete inventories
Total	$ 559,982	$ 933,299